Ownership - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership percentage	5.00%
Description of nature of related party relationship	Persons, or groups of affiliated persons, are known by us to beneficially own more than 5% of our outstanding ordinary shares
USA [member]
Disclosure of beneficial ownership [line items]
Description of American depository shares	The Company's American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company's outstanding ADSs).
Entities affiliated with RA capital management LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with RA Capital Management, LLC, USA
OrbiMed private investments VLP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	OrbiMed Private Investments V, L.P., USA
Entities affiliated with FMR LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with FMR LLC, USA
Baker Bros. advisors LP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Baker Bros. Advisors LP
T Rowe Price Associates Inc [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	T. Rowe Price Associates, Inc., USA
Vivo capital [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Vivo Capital, USA